Annual Fund Operating Expenses	12 Months Ended
Oct. 31, 2011
Vanguard International Explorer Fund - Investor Shares | Vanguard International Explorer Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.42%
Vanguard Mid-Cap Growth Fund - Investor Shares | Vanguard Mid-Cap Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.50%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.53%
Vanguard High Dividend Yield Index Fund - Investor Shares | Vanguard High Dividend Yield Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.25%
Vanguard High Dividend Yield Index Fund - ETF Shares | Vanguard High Dividend Yield Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.13%
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%